Intangible Assets - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain licensed contract [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss	$ 0	$ 0	$ 0
Bottom of range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	1 year
Bottom of range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	3 years
Top of Range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	10 years
Top of Range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	20 years